UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06102

MFS SERIES TRUST VI

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
July 31, 2018
MFS®  Global Equity Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 4.6%
Honeywell International, Inc.	505,693	$ 80,733,888
MTU Aero Engines AG	129,364	27,380,194
United Technologies Corp.	252,370	34,256,704
		$ 142,370,786
Airlines – 1.0%
Aena S.A.	166,644	$ 30,282,046
Alcoholic Beverages – 5.9%
AmBev S.A.	2,369,078	$ 12,251,566
Carlsberg Group	176,819	21,315,228
Diageo PLC	1,758,432	64,670,997
Heineken N.V. (l)	288,490	29,193,904
Pernod Ricard S.A.	353,175	56,971,306
		$ 184,403,001
Apparel Manufacturers – 3.9%
Burberry Group PLC	733,346	$ 20,280,997
Compagnie Financiere Richemont S.A.	337,883	29,688,250
LVMH Moet Hennessy Louis Vuitton SE	209,509	73,215,067
		$ 123,184,314
Automotive – 1.0%
Aptiv PLC	195,223	$ 19,145,520
Harley-Davidson, Inc.	262,113	11,242,026
		$ 30,387,546
Broadcasting – 3.8%
Omnicom Group, Inc.	217,463	$ 14,967,978
Walt Disney Co.	536,304	60,902,682
WPP Group PLC	2,760,217	43,185,239
		$ 119,055,899
Brokerage & Asset Managers – 1.1%
Deutsche Boerse AG	98,439	$ 12,972,857
Franklin Resources, Inc.	585,760	20,103,283
		$ 33,076,140
Business Services – 6.2%
Accenture PLC, “A”	483,348	$ 77,011,837
Adecco S.A.	279,547	17,216,357
Brenntag AG	276,842	16,600,628
Cognizant Technology Solutions Corp., “A”	398,975	32,516,462
Compass Group PLC	1,478,680	31,820,094
PayPal Holdings, Inc. (a)	216,634	17,794,317
		$ 192,959,695
Cable TV – 2.5%
Comcast Corp., “A”	2,214,812	$ 79,245,973
Chemicals – 2.5%
3M Co.	245,066	$ 52,032,413
PPG Industries, Inc.	241,724	26,749,178
		$ 78,781,591
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 2.8%
Check Point Software Technologies Ltd. (a)	370,843	$ 41,782,881
Oracle Corp.	940,403	44,838,415
		$ 86,621,296
Computer Software - Systems – 0.4%
Olympus Corp.	328,700	$ 13,302,039
Consumer Products – 6.5%
Colgate-Palmolive Co.	524,195	$ 35,126,307
Coty, Inc., “A”	2,567,971	34,436,491
Essity AB	2,416,314	60,428,804
Reckitt Benckiser Group PLC	817,281	72,912,924
		$ 202,904,526
Electrical Equipment – 3.0%
Amphenol Corp., “A”	186,816	$ 17,469,164
Legrand S.A.	347,154	25,509,554
Schneider Electric S.A.	625,624	50,361,514
		$ 93,340,232
Electronics – 1.9%
Hoya Corp.	325,100	$ 19,480,123
Microchip Technology, Inc.	154,247	14,411,297
Samsung Electronics Co. Ltd.	622,254	25,726,767
		$ 59,618,187
Food & Beverages – 5.2%
Danone S.A.	699,965	$ 55,011,658
Kellogg Co.	440,729	31,304,981
Nestle S.A.	922,459	75,182,994
		$ 161,499,633
Gaming & Lodging – 0.4%
Sands China Ltd.	1,182,000	$ 6,083,895
Wynn Resorts Ltd.	47,711	7,957,241
		$ 14,041,136
Insurance – 0.9%
Aon PLC	186,053	$ 26,707,908
Internet – 0.7%
eBay, Inc. (a)	691,189	$ 23,120,272
Machinery & Tools – 1.0%
Kubota Corp.	1,926,300	$ 32,206,930
Major Banks – 5.6%
Bank of New York Mellon Corp.	952,590	$ 50,934,987
Goldman Sachs Group, Inc.	124,775	29,625,328
State Street Corp.	629,550	55,595,561
UBS Group AG	2,358,048	38,854,268
		$ 175,010,144
Medical Equipment – 13.8%
Abbott Laboratories	673,142	$ 44,117,727
Cooper Cos., Inc.	149,939	39,059,109
Medtronic PLC	931,572	84,055,742
Sonova Holding AG	63,482	11,719,951
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Stryker Corp.	384,292	$ 62,735,669
Thermo Fisher Scientific, Inc.	431,180	101,124,645
Waters Corp. (a)	132,719	26,181,477
Zimmer Biomet Holdings, Inc.	482,811	60,602,437
		$ 429,596,757
Network & Telecom – 0.8%
Cisco Systems, Inc.	565,040	$ 23,895,542
Oil Services – 1.1%
National Oilwell Varco, Inc.	223,194	$ 10,851,692
NOW, Inc. (a)	130,346	1,948,673
Schlumberger Ltd.	333,846	22,541,282
		$ 35,341,647
Other Banks & Diversified Financials – 5.8%
American Express Co.	455,176	$ 45,299,115
Erste Group Bank AG	305,156	13,188,591
Grupo Financiero Banorte S.A. de C.V.	1,538,764	10,729,716
Julius Baer Group Ltd.	292,374	16,075,181
Kasikornbank PLC	1,055,980	7,141,434
Visa, Inc., “A”	645,685	88,290,967
		$ 180,725,004
Pharmaceuticals – 5.4%
Bayer AG	753,051	$ 83,884,068
Johnson & Johnson	90,102	11,940,317
Merck KGaA	236,126	24,264,892
Roche Holding AG	195,873	48,080,526
		$ 168,169,803
Railroad & Shipping – 3.8%
Canadian National Railway Co.	733,944	$ 65,431,108
Kansas City Southern Co.	462,698	53,797,896
		$ 119,229,004
Restaurants – 0.5%
Whitbread PLC	321,307	$ 16,510,788
Specialty Chemicals – 4.3%
Akzo Nobel N.V.	478,122	$ 44,224,174
L'Air Liquide S.A.	243,719	31,206,713
Linde AG	179,904	44,409,263
Praxair, Inc.	81,872	13,713,560
		$ 133,553,710
Specialty Stores – 1.1%
AutoZone, Inc. (a)	23,863	$ 16,836,062
Hermes International	10,578	6,699,259
Sally Beauty Holdings, Inc. (a)	567,567	9,359,180
		$ 32,894,501
Trucking – 1.8%
United Parcel Service, Inc., “B”	462,509	$ 55,450,204
Total Common Stocks		$3,097,486,254
3

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.0%
Money Market Funds – 0.0%
MFS Institutional Money Market Portfolio, 1.98% (v)	15,385	$ 15,383
Collateral for Securities Loaned – 0.9%
JPMorgan U.S. Government Money Market Fund, 1.82% (j)	29,349,137	$ 29,349,137

Other Assets, Less Liabilities – (0.2)%		(6,015,125)
Net Assets – 100.0%		$3,120,835,649
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $15,383 and $3,126,835,391, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
PLC	Public Limited Company
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
4

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$3,097,486,254	$—	$—	$3,097,486,254
Mutual Funds	29,364,520	—	—	29,364,520
Total	$3,126,850,774	$—	$—	$3,126,850,774
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $84,555,254 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
5

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	16,562,742	332,614,327	(349,161,684)	15,385
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(553)	$(1,599)	$—	$321,754	$15,383

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2018, are as follows:
United States	67.9%
France	4.9%
United Kingdom	4.7%
Swizerland	4.3%
Japan	4.1%
Germany	3.4%
Netherlands	1.9%
Canada	1.7%
China	1.0%
Other Countries	6.1%
6

Quarterly Report
July 31, 2018
MFS®  Global Total Return Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 58.2%
Aerospace – 2.3%
Boeing Co.	20,573	$ 7,330,160
Honeywell International, Inc.	110,889	17,703,429
Lockheed Martin Corp.	65,561	21,379,442
United Technologies Corp.	44,236	6,004,595
		$ 52,417,626
Airlines – 0.4%
Aena S.A.	14,870	$ 2,702,132
Air Canada (a)	380,095	6,875,224
		$ 9,577,356
Alcoholic Beverages – 1.1%
Heineken N.V. (l)	118,533	$ 11,995,012
Pernod Ricard S.A.	82,711	13,342,263
		$ 25,337,275
Apparel Manufacturers – 0.2%
Compagnie Financiere Richemont S.A.	52,355	$ 4,600,197
Automotive – 0.9%
Aptiv PLC	50,594	$ 4,961,754
General Motors Co.	75,017	2,843,894
Magna International, Inc.	168,276	10,250,367
USS Co. Ltd.	155,700	2,946,485
		$ 21,002,500
Biotechnology – 0.2%
Biogen, Inc. (a)	15,276	$ 5,107,836
Broadcasting – 0.9%
Omnicom Group, Inc.	138,985	$ 9,566,337
Publicis Groupe	70,793	4,524,853
WPP Group PLC	346,520	5,421,512
		$ 19,512,702
Brokerage & Asset Managers – 0.7%
Apollo Global Management LLC, “A”	72,230	$ 2,564,165
BlackRock, Inc.	19,744	9,926,493
TMX Group Ltd.	45,269	2,911,331
		$ 15,401,989
Business Services – 4.0%
Accenture PLC, “A”	127,366	$ 20,293,225
Bunzl PLC	142,611	4,239,719
CGI Group, Inc., “A” (a)	61,566	3,974,565
Cognizant Technology Solutions Corp., “A”	41,238	3,360,897
Compass Group PLC	568,154	12,226,252
DXC Technology Co.	103,318	8,755,167
Equifax, Inc.	24,112	3,026,056
Experian Group Ltd.	232,504	5,718,944
Fidelity National Information Services, Inc.	51,504	5,311,608
Fiserv, Inc. (a)	70,179	5,297,111
Nomura Research Institute Ltd.	133,500	6,399,499
Secom Co. Ltd.	95,100	7,254,867
SGS S.A.	1,513	3,951,541
		$ 89,809,451

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Cable TV – 0.8%
Comcast Corp., “A”	474,565	$ 16,979,936
Chemicals – 1.8%
3M Co.	59,392	$ 12,610,110
CF Industries Holdings, Inc.	39,143	1,738,732
Givaudan S.A.	4,627	10,855,447
LyondellBasell Industries N.V., “A”	17,385	1,926,084
Orica Ltd.	39,093	510,596
PPG Industries, Inc.	120,741	13,361,199
		$ 41,002,168
Computer Software – 0.2%
Cadence Design Systems, Inc. (a)	102,492	$ 4,518,872
Computer Software - Systems – 0.7%
Amadeus IT Group S.A.	113,494	$ 9,688,137
Hitachi Ltd.	933,000	6,496,748
		$ 16,184,885
Construction – 0.8%
Geberit AG	3,207	$ 1,430,623
Persimmon PLC	96,053	3,129,166
Sherwin-Williams Co.	18,175	8,010,268
Stanley Black & Decker, Inc.	31,369	4,688,724
		$ 17,258,781
Consumer Products – 1.9%
Colgate-Palmolive Co.	71,707	$ 4,805,086
Coty, Inc., “A”	121,717	1,632,225
Kao Corp.	149,500	10,879,412
Kimberly-Clark Corp.	87,991	10,018,655
Procter & Gamble Co.	44,763	3,620,432
Reckitt Benckiser Group PLC	143,279	12,782,496
		$ 43,738,306
Containers – 0.3%
Amcor Ltd.	156,821	$ 1,755,808
Brambles Ltd.	588,887	4,322,634
		$ 6,078,442
Electrical Equipment – 2.0%
Johnson Controls International PLC	260,888	$ 9,785,909
Legrand S.A.	83,255	6,117,740
OMRON Corp.	127,400	5,742,485
Schneider Electric S.A.	277,770	22,359,944
Spectris PLC	69,020	2,097,210
		$ 46,103,288
Electronics – 3.3%
Analog Devices, Inc.	60,782	$ 5,843,582
Halma PLC	236,502	4,367,619
Hirose Electric Co. Ltd.	31,000	3,767,741
Hoya Corp.	74,500	4,464,070
Kyocera Corp.	77,400	4,491,090
Samsung Electronics Co. Ltd.	82,050	3,392,314
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	747,601	30,808,637
Texas Instruments, Inc.	156,192	17,387,294
		$ 74,522,347

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 1.3%
Marathon Petroleum Corp.	169,287	$ 13,683,468
Occidental Petroleum Corp.	57,668	4,840,075
Phillips 66	80,707	9,954,402
		$ 28,477,945
Energy - Integrated – 1.8%
BP PLC	543,182	$ 4,087,363
Chevron Corp.	38,844	4,904,832
China Petroleum & Chemical Corp.	3,944,000	3,803,783
Exxon Mobil Corp.	133,287	10,864,223
Galp Energia SGPS S.A.	266,898	5,489,789
LUKOIL PJSC, ADR	75,578	5,424,989
Suncor Energy, Inc.	145,141	6,112,022
		$ 40,687,001
Engineering - Construction – 0.2%
Bouygues	79,953	$ 3,516,273
Food & Beverages – 2.5%
Danone S.A.	80,062	$ 6,292,234
General Mills, Inc.	234,531	10,802,498
J.M. Smucker Co.	25,608	2,845,561
Marine Harvest A.S.A.	336,357	7,354,646
Nestle S.A.	297,760	24,268,274
Tyson Foods, Inc., “A”	100,443	5,790,539
		$ 57,353,752
Food & Drug Stores – 0.2%
Wesfarmers Ltd.	117,692	$ 4,324,746
Gaming & Lodging – 0.2%
Sands China Ltd.	716,800	$ 3,689,455
Health Maintenance Organizations – 0.3%
Cigna Corp.	41,279	$ 7,406,278
Insurance – 3.5%
Aon PLC	122,573	$ 17,595,354
AXA	174,917	4,418,046
Chubb Ltd.	66,456	9,285,232
Hiscox Ltd.	132,140	2,771,577
Manulife Financial Corp.	120,596	2,239,766
MetLife, Inc.	244,774	11,195,963
Prudential Financial, Inc.	45,133	4,554,371
Samsung Fire & Marine Insurance Co. Ltd.	5,040	1,229,983
Travelers Cos., Inc.	97,973	12,750,206
Zurich Insurance Group AG	42,786	13,166,585
		$ 79,207,083
Machinery & Tools – 0.7%
Eaton Corp. PLC	106,376	$ 8,847,292
Illinois Tool Works, Inc.	48,654	6,973,578
		$ 15,820,870
Major Banks – 5.0%
ABSA Group Ltd.	255,555	$ 3,336,043
Bank of New York Mellon Corp.	162,461	8,686,790
China Construction Bank	9,594,000	8,690,649

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Goldman Sachs Group, Inc.	34,674	$ 8,232,648
JPMorgan Chase & Co.	225,581	25,930,536
Mitsubishi UFJ Financial Group, Inc.	622,600	3,838,666
PNC Financial Services Group, Inc.	40,711	5,896,174
Royal Bank of Canada	62,459	4,869,928
State Street Corp.	67,899	5,996,161
Svenska Handelsbanken AB	556,836	6,880,538
UBS Group AG	756,926	12,472,098
Wells Fargo & Co.	313,948	17,986,081
		$ 112,816,312
Medical & Health Technology & Services – 0.6%
McKesson Corp.	63,035	$ 7,917,196
Sonic Healthcare Ltd.	160,935	3,118,298
Walgreens Boots Alliance, Inc.	53,640	3,627,137
		$ 14,662,631
Medical Equipment – 1.7%
Abbott Laboratories	182,562	$ 11,965,113
Danaher Corp.	74,626	7,655,135
Medtronic PLC	145,478	13,126,480
Thermo Fisher Scientific, Inc.	20,290	4,758,614
		$ 37,505,342
Metals & Mining – 0.2%
Rio Tinto PLC	75,216	$ 4,142,985
Natural Gas - Distribution – 0.2%
ENGIE	301,740	$ 4,874,480
Network & Telecom – 0.2%
Cisco Systems, Inc.	133,915	$ 5,663,265
Oil Services – 0.4%
Schlumberger Ltd.	133,395	$ 9,006,830
Other Banks & Diversified Financials – 1.8%
Agricultural Bank of China	2,917,000	$ 1,412,222
American Express Co.	51,865	5,161,605
Citigroup, Inc.	134,788	9,689,909
DBS Group Holdings Ltd.	92,500	1,817,589
ING Groep N.V.	390,342	5,980,361
KBC Group N.V.	71,602	5,505,940
U.S. Bancorp	212,926	11,287,207
		$ 40,854,833
Pharmaceuticals – 4.9%
Bayer AG	142,255	$ 15,846,109
Eli Lilly & Co.	118,578	11,716,692
Johnson & Johnson	169,659	22,483,211
Novartis AG	201,168	16,911,806
Pfizer, Inc.	511,425	20,421,200
Roche Holding AG	72,662	17,836,185
Santen Pharmaceutical Co. Ltd.	369,900	6,169,687
		$ 111,384,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Printing & Publishing – 0.9%
Moody's Corp.	49,138	$ 8,408,495
RELX N.V. (l)	303,855	6,607,042
Thomson Reuters Corp.	123,741	5,122,877
		$ 20,138,414
Railroad & Shipping – 0.3%
Canadian National Railway Co.	33,385	$ 2,976,273
Union Pacific Corp.	23,634	3,542,500
		$ 6,518,773
Real Estate – 1.2%
CK Asset Holdings Ltd.	731,000	$ 5,592,594
Deutsche Wohnen SE	229,490	11,179,633
Grand City Properties S.A.	117,288	3,047,489
Medical Properties Trust, Inc., REIT	337,134	4,858,101
Public Storage, Inc., REIT	9,871	2,150,200
		$ 26,828,017
Restaurants – 0.2%
Greggs PLC	122,282	$ 1,691,683
U.S. Foods Holding Corp. (a)	67,800	2,292,318
		$ 3,984,001
Specialty Chemicals – 0.5%
Akzo Nobel N.V.	59,704	$ 5,522,357
PTT Global Chemical PLC	2,603,600	6,397,484
		$ 11,919,841
Specialty Stores – 0.2%
Dufry AG	27,511	$ 3,642,571
Telecommunications - Wireless – 1.6%
KDDI Corp.	800,400	$ 22,283,640
SK Telecom Co. Ltd.	10,192	2,282,301
Vodafone Group PLC	4,384,961	10,705,193
		$ 35,271,134
Telephone Services – 0.4%
Telenor A.S.A.	76,940	$ 1,504,531
TELUS Corp.	106,990	3,910,808
Verizon Communications, Inc.	86,003	4,441,195
		$ 9,856,534
Tobacco – 2.8%
Altria Group, Inc.	200,581	$ 11,770,093
British American Tobacco PLC	103,470	5,705,359
Japan Tobacco, Inc.	521,500	14,812,717
Philip Morris International, Inc.	358,282	30,919,737
		$ 63,207,906
Trucking – 0.2%
United Parcel Service, Inc., “B”	39,849	$ 4,777,497
Utilities - Electric Power – 1.7%
American Electric Power Co., Inc.	71,979	$ 5,120,586
Duke Energy Corp.	103,259	8,428,000
Exelon Corp.	246,189	10,463,032
SSE PLC	646,871	10,613,131

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – continued
Xcel Energy, Inc.		70,579	$ 3,307,332
			$ 37,932,081
Total Common Stocks			$1,314,625,697
Bonds – 37.2%
Aerospace – 0.2%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		$630,000	$ 600,686
L3 Technologies, Inc., 3.85%, 6/15/2023		1,094,000	1,088,995
Lockheed Martin Corp., 3.55%, 1/15/2026		795,000	788,640
Rolls-Royce Holdings PLC, 0.875%, 5/09/2024	EUR	1,000,000	1,168,614
			$ 3,646,935
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$1,604,000	$ 1,523,643
Asset-Backed & Securitized – 1.3%
A Voce CLO Ltd., 2014-1A, “A1R”, FLR, 3.499% (LIBOR-3mo. + 1.16%), 7/15/2026 (n)		$3,177,000	$ 3,175,373
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.222% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		797,307	799,933
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.072% (LIBOR-1mo. + 1%), 6/15/2028 (z)		753,221	755,700
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048		1,995,691	2,004,841
CPS Auto Trust, 2016-D, “B”, 2.11%, 3/15/2021 (n)		1,372,000	1,365,825
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029 (z)		2,569,000	2,553,465
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.061% (LIBOR-3mo. + 1.02%), 4/15/2031 (n)		2,966,973	2,949,750
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 3.986% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)		3,092,916	3,089,774
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050		2,298,421	2,260,521
JPMBB Commercial Mortgage Securities Trust, 2014-C26, 3.494%, 1/15/2048		2,620,000	2,603,497
Morgan Stanley Capital I Trust, 2017-H1, “A5”, 3.53%, 6/15/2050		1,048,215	1,025,232
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.735% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		4,314,000	4,259,933
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048		2,322,687	2,303,641
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		1,013,505	983,128
			$ 30,130,613
Automotive – 0.4%
Ferrari N.V., 1.5%, 3/16/2023	EUR	2,350,000	$ 2,767,901
General Motors Co., 6.75%, 4/01/2046		$850,000	940,346
General Motors Financial Co., Inc., 4.35%, 1/17/2027		1,626,000	1,579,689
Lear Corp., 3.8%, 9/15/2027		1,102,000	1,035,841
Volkswagen Bank GmbH, 0.75%, 6/15/2023	EUR	1,170,000	1,350,663
Volkswagen Financial Services AG, 0.875%, 4/12/2023		1,200,000	1,395,825
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR to 12/31/2049		600,000	701,199
			$ 9,771,464
Banks & Diversified Financials (Covered Bonds) – 0.0%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	900,000	$ 1,044,479
Broadcasting – 0.1%
Relx Finance B.V., 1%, 3/22/2024	EUR	600,000	$ 706,434
SES S.A., 1.625%, 3/22/2026		1,100,000	1,285,140
WPP Finance, 1.375%, 3/20/2025		700,000	814,870
			$ 2,806,444
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 3.85%, 5/21/2025		$1,170,000	$ 1,181,085
E*TRADE Financial Corp., 2.95%, 8/24/2022		822,000	795,898
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR to 4/11/2048	EUR	700,000	821,115
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$538,000	533,212
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		883,000	882,803

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
TD Ameritrade Holding Corp., 2.95%, 4/01/2022		$715,000	$ 702,560
			$ 4,916,673
Building – 0.2%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		$1,033,000	$ 977,695
Imerys S.A., 1.5%, 1/15/2027	EUR	700,000	816,503
Martin Marietta Materials, Inc., 4.25%, 7/02/2024		$400,000	405,683
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		544,000	504,309
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		764,000	705,508
Owens Corning, 4.4%, 1/30/2048		804,000	663,987
			$ 4,073,685
Business Services – 0.2%
Cisco Systems, Inc., 2.2%, 2/28/2021		$1,211,000	$ 1,187,941
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		320,000	319,577
Fidelity National Information Services, Inc., 5%, 10/15/2025		114,000	120,624
Fidelity National Information Services, Inc., 3%, 8/15/2026		1,032,000	956,064
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)		1,811,000	1,758,464
			$ 4,342,670
Cable TV – 0.2%
Charter Communications Operating LLC, 6.384%, 10/23/2035		$743,000	$ 804,507
Cox Communications, Inc., 3.25%, 12/15/2022 (n)		595,000	575,945
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)		895,000	890,124
NBCUniversal Media LLC, 5.15%, 4/30/2020		728,000	752,530
Shaw Communications, 5.65%, 10/01/2019	CAD	718,000	570,834
Sky PLC, 2.5%, 9/15/2026	EUR	1,100,000	1,381,467
			$ 4,975,407
Chemicals – 0.1%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$1,031,000	$ 965,084
LyondellBasell Industries N.V., 5%, 4/15/2019		299,000	301,878
			$ 1,266,962
Computer Software – 0.2%
Microsoft Corp., 4.1%, 2/06/2037		$2,140,000	$ 2,244,352
Oracle Corp., 3.4%, 7/08/2024		837,000	831,667
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	700,000	816,684
			$ 3,892,703
Computer Software - Systems – 0.2%
Apple, Inc., 2.7%, 5/13/2022		$1,598,000	$ 1,574,142
Apple, Inc., 4.5%, 2/23/2036		1,752,000	1,905,774
Apple, Inc., 3.6%, 7/31/2042	GBP	400,000	611,230
Apple, Inc., 4.25%, 2/09/2047		$348,000	357,344
			$ 4,448,490
Conglomerates – 0.1%
General Electric Co., 4.5%, 3/11/2044		$809,000	$ 793,384
Smiths Group PLC, 2%, 2/23/2027	EUR	800,000	942,552
			$ 1,735,936
Consumer Products – 0.1%
JAB Holdings B.V., 2%, 5/18/2028	EUR	1,300,000	$ 1,518,370
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		$731,000	726,100
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		1,016,000	946,792
			$ 3,191,262

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Consumer Services – 0.3%
Alibaba Group Holding Ltd., 4%, 12/06/2037		$764,000	$ 715,696
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	1,100,000	1,308,460
Priceline Group, Inc., 1.8%, 3/03/2027		1,826,000	2,178,147
Priceline Group, Inc., 3.55%, 3/15/2028		$587,000	559,898
Visa, Inc., 4.15%, 12/14/2035		984,000	1,032,950
Visa, Inc., 3.65%, 9/15/2047		658,000	628,931
			$ 6,424,082
Electronics – 0.2%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	1,800,000	$ 2,140,989
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$1,771,000	1,660,892
Tyco Electronics Group S.A., 2.375%, 12/17/2018		522,000	521,725
			$ 4,323,606
Emerging Market Quasi-Sovereign – 0.4%
CNPC General Capital Ltd., 3.4%, 4/16/2023 (n)		$3,486,000	$ 3,412,508
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		1,590,000	1,754,807
Pertamina, 6%, 5/03/2042 (n)		3,240,000	3,359,656
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		1,636,000	1,582,834
			$ 10,109,805
Emerging Market Sovereign – 0.7%
Government of India, 7.17%, 1/08/2028	INR	150,000,000	$ 2,099,218
Government of Malaysia, 3.58%, 9/28/2018	MYR	10,283,000	2,530,688
Republic of Hungary, 5.375%, 2/21/2023		$3,148,000	3,352,620
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	400,000	498,319
Republic of Indonesia, 2.875%, 7/08/2021		200,000	249,159
Republic of Indonesia, 2.15%, 7/18/2024 (z)		638,000	759,937
Republic of Indonesia, 2.15%, 7/18/2024		650,000	774,230
United Mexican States, 8%, 6/11/2020	MXN	68,070,000	3,661,797
United Mexican States, 4.6%, 2/10/2048		$1,710,000	1,570,635
			$ 15,496,603
Energy - Independent – 0.2%
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		$3,609,000	$ 3,435,782
Financial Institutions – 0.1%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$1,592,000	$ 1,467,908
EXOR N.V., 1.75%, 1/18/2028	EUR	900,000	1,011,269
International Lease Finance Corp., 7.125%, 9/01/2018 (n)		$569,000	570,962
			$ 3,050,139
Food & Beverages – 0.6%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	660,000	$ 757,162
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 1/15/2022		$376,000	380,998
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023		1,251,000	1,242,405
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		3,126,000	3,228,567
Asahi Group Holdings Ltd., 1.151%, 9/19/2025	EUR	550,000	638,392
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030		1,250,000	1,502,432
Danone S.A., 2.077%, 11/02/2021 (n)		$1,298,000	1,238,314
Danone S.A., 2.589%, 11/02/2023 (n)		3,035,000	2,862,416
Kraft Heinz Foods Co., 5.2%, 7/15/2045		128,000	126,833
Kraft Heinz Foods Co., 4.375%, 6/01/2046		545,000	484,532
PepsiCo, Inc., 3.1%, 7/17/2022		1,651,000	1,648,258
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		277,000	276,654
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	300,398
			$ 14,687,361

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 0.1%
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	1,060,000	$ 1,472,467
Industrial – 0.0%
Grainger PLC, 3.375%, 4/24/2028	GBP	600,000	$ 781,616
Insurance – 0.2%
American International Group, Inc., 1.875%, 6/21/2027	EUR	850,000	$ 993,116
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 3.5% to 10/01/2026, FLR to 10/01/2046		1,100,000	1,382,782
NN Group N.V., 4.625% to 4/08/2024, FLR to 4/08/2044		1,100,000	1,421,295
			$ 3,797,193
Insurance - Health – 0.1%
Aetna, Inc., 2.8%, 6/15/2023		$1,094,000	$ 1,048,115
UnitedHealth Group, Inc., 2.7%, 7/15/2020		1,536,000	1,528,783
			$ 2,576,898
Insurance - Property & Casualty – 0.3%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$694,000	$ 679,303
Berkshire Hathaway, Inc., 4.5%, 2/11/2043		475,000	499,979
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		284,000	279,038
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	618,000	733,715
Hiscox Ltd., 6.125% to 11/24/2025, FLR to 11/24/2045	GBP	750,000	1,081,210
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		$958,000	968,997
Marsh & McLennan Cos., Inc., 2.55%, 10/15/2018		293,000	292,718
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		500,000	494,216
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		532,000	532,643
QBE Capital Funding IV LP, 7.5% to 5/24/2021, FLR to 5/24/2041	GBP	300,000	428,397
QBE Insurance Group Ltd., 6.115%, 5/24/2042		100,000	142,082
XLIT Ltd., 3.25% to 6/29/2027, FLR to 6/29/2047	EUR	1,120,000	1,311,128
			$ 7,443,426
International Market Quasi-Sovereign – 0.3%
BPRL International Singapore Pte Ltd., 4.375%, 1/18/2027		$3,379,000	$ 3,231,074
Islandsbanki, 1.75%, 9/07/2020	EUR	1,250,000	1,499,192
Islandsbanki, 1.125%, 1/19/2024		700,000	806,805
KFW Government Development Banks, 4%, 2/27/2025	AUD	300,000	237,159
Statoil A.S.A., 4.25%, 11/23/2041		$660,000	663,579
Temasek Financial I Ltd., 2.375%, 1/23/2023 (n)		1,450,000	1,389,122
			$ 7,826,931
International Market Sovereign – 13.9%
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	8,409,000	$ 6,862,329
Commonwealth of Australia, 5.5%, 4/21/2023		2,993,000	2,542,861
Commonwealth of Australia, 3.25%, 4/21/2025		9,254,000	7,199,345
Commonwealth of Australia, 2.75%, 11/21/2027		3,739,000	2,800,916
Commonwealth of Australia, 3.75%, 4/21/2037		8,874,000	7,340,142
Federal Republic of Germany, 1.75%, 2/15/2024	EUR	10,032,000	12,945,069
Federal Republic of Germany, 4%, 1/04/2037		947,000	1,711,491
Federal Republic of Germany, 2.5%, 7/04/2044		660,000	1,034,065
Federal Republic of Germany, 2.5%, 8/15/2046		5,727,000	9,070,639
Government of Canada, 1.5%, 6/01/2023	CAD	25,322,000	18,799,033
Government of Canada, 1.5%, 6/01/2026		2,400,000	1,736,760
Government of Canada, 5.75%, 6/01/2033		4,267,000	4,648,811
Government of Canada, 4%, 6/01/2041		3,747,000	3,690,256
Government of Japan, 0.4%, 9/20/2025	JPY	74,350,000	686,063
Government of Japan, 1.7%, 9/20/2032		3,022,000,000	32,309,441
Government of Japan, 1.5%, 3/20/2034		3,058,050,000	32,104,124
Government of Japan, 2.4%, 3/20/2037		1,745,400,000	20,916,390
Government of New Zealand, 4.5%, 4/15/2027	NZD	12,135,000	9,477,390

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
International Market Sovereign – continued
Kingdom of Belgium, 0.2%, 10/22/2023	EUR	2,925,000	$ 3,450,448
Kingdom of Spain, 5.4%, 1/31/2023		2,369,000	3,411,833
Kingdom of Spain, 2.75%, 10/31/2024		4,600,000	6,068,061
Kingdom of Spain, 5.15%, 10/31/2028		11,279,000	17,891,012
Kingdom of Spain, 4.7%, 7/30/2041		1,568,000	2,649,466
Republic of France, 1.75%, 5/25/2023		9,733,326	12,382,022
Republic of France, 4.75%, 4/25/2035		2,758,000	5,027,525
Republic of France, 4.5%, 4/25/2041		2,471,000	4,657,238
Republic of France, 4%, 4/25/2055		1,903,000	3,639,657
Republic of Ireland, 0.9%, 5/15/2028		4,193,000	4,902,594
Republic of Italy, 3.75%, 3/01/2021		1,199,000	1,496,804
Republic of Italy, 5.5%, 9/01/2022		11,085,000	14,894,138
Republic of Italy, 2.5%, 12/01/2024		4,986,000	5,920,167
Republic of Italy, 2.05%, 8/01/2027		1,486,000	1,651,310
Republic of Portugal, 4.95%, 10/25/2023		7,142,000	10,246,018
Republic of Portugal, 4.125%, 4/14/2027		11,430,000	16,096,330
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	172,000	283,449
United Kingdom Treasury, 4.25%, 6/07/2032		1,976,000	3,447,152
United Kingdom Treasury, 4.25%, 3/07/2036		3,950,000	7,188,098
United Kingdom Treasury, 3.25%, 1/22/2044		5,994,000	10,191,792
United Kingdom Treasury, 3.75%, 7/22/2052		711,000	1,422,550
United Kingdom Treasury, 4%, 1/22/2060		700,000	1,570,943
			$ 314,363,732
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	710,000	$ 662,488
Province of British Columbia, 2.3%, 6/18/2026		1,895,000	1,405,215
			$ 2,067,703
Major Banks – 2.0%
ABN AMRO Bank N.V., 2.875%, 1/18/2028	EUR	500,000	$ 621,921
Bank of America Corp., 2.625%, 4/19/2021		$3,368,000	3,308,785
Bank of America Corp., 3.366% to 1/23/2025, FLR to 1/23/2026		1,749,000	1,686,268
Bank of America Corp., 3.5%, 4/19/2026		1,418,000	1,373,573
Bank of America Corp., 3.248%, 10/21/2027		2,844,000	2,650,541
Bank of New York Mellon Corp., 2.95%, 1/29/2023		2,800,000	2,736,984
Barclays Bank PLC, 6%, 1/14/2021	EUR	1,012,000	1,325,429
Barclays PLC, 3.125%, 1/17/2024	GBP	750,000	989,737
Credit Agricole S.A., 7.375%, 12/18/2023		200,000	325,943
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$1,261,000	1,344,541
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR to 7/17/2025	EUR	850,000	989,275
Credit Suisse Group AG, 3.869%, 1/12/2029 (n)		$2,500,000	2,392,244
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		642,000	628,999
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		1,181,000	1,262,049
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		2,018,000	1,960,556
HSBC Holdings PLC, 4.375%, 11/23/2026		1,075,000	1,065,926
JPMorgan Chase & Co., 4.5%, 1/24/2022		1,532,000	1,581,385
JPMorgan Chase & Co., 2.95%, 10/01/2026		1,811,000	1,687,074
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR to 5/01/2028		1,187,000	1,137,818
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR to 2/22/2048		1,249,000	1,211,163
Morgan Stanley, 2.2%, 12/07/2018		720,000	719,322
Morgan Stanley, 2.5%, 4/21/2021		860,000	838,928
Morgan Stanley, 5.5%, 7/28/2021		490,000	518,180
Morgan Stanley, 3.125%, 1/23/2023		1,982,000	1,937,805
Morgan Stanley, 3.125%, 7/27/2026		1,211,000	1,130,062
Morgan Stanley, 2.625%, 3/09/2027	GBP	640,000	827,395
Morgan Stanley, 3.95%, 4/23/2027		$1,588,000	1,529,363
PNC Bank N.A., 2.6%, 7/21/2020		857,000	847,422
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		1,996,000	1,920,259

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	1,200,000	$ 1,433,003
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR to 8/15/2023 (n)		$1,972,000	1,894,934
Wells Fargo & Co., 3.3%, 9/09/2024		500,000	485,685
			$ 44,362,569
Medical & Health Technology & Services – 0.5%
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	1,400,000	$ 1,651,950
Becton, Dickinson and Co., 3.734%, 12/15/2024		$932,000	913,721
CVS Health Corp., 5.05%, 3/25/2048		855,000	886,034
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		1,034,000	1,020,715
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		642,000	635,529
Life Technologies Corp., 6%, 3/01/2020		432,000	449,242
Northwell Healthcare, Inc., 3.979%, 11/01/2046		171,000	154,981
Northwell Healthcare, Inc., 4.26%, 11/01/2047		1,265,000	1,198,762
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		1,872,000	1,816,193
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026		617,000	571,767
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		1,983,000	1,854,589
			$ 11,153,483
Metals & Mining – 0.2%
Cameco Corp., 5.67%, 9/02/2019	CAD	724,000	$ 570,824
Glencore Finance Europe S.A., 1.25%, 3/17/2021	EUR	1,450,000	1,715,717
Glencore Funding LLC, 3%, 10/27/2022 (n)		$1,485,000	1,413,937
			$ 3,700,478
Midstream – 0.3%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$685,000	$ 688,555
Dominion Gas Holdings LLC, 2.8%, 11/15/2020		1,716,000	1,693,509
Enbridge, Inc., 5.5%, 12/01/2046		685,000	758,842
MPLX LP, 4.5%, 4/15/2038		833,000	791,323
ONEOK, Inc., 4.95%, 7/13/2047		1,972,000	1,999,878
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		1,376,000	1,348,412
			$ 7,280,519
Mortgage-Backed – 2.8%
Fannie Mae, 2.578%, 9/25/2018		$64,572	$ 64,458
Fannie Mae, 5.18%, 3/01/2019		298,548	300,037
Fannie Mae, 5%, 12/01/2020 - 8/01/2040		2,472,469	2,645,150
Fannie Mae, 4.5%, 3/01/2025 - 2/01/2046		10,606,377	11,111,167
Fannie Mae, 5.5%, 1/01/2037		34,133	36,870
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		323,509	353,558
Fannie Mae, 4%, 11/01/2040 - 2/01/2041		5,044,412	5,161,839
Fannie Mae, 3.5%, 5/01/2043 - 1/01/2047		4,154,438	4,139,501
Freddie Mac, 2.412%, 8/25/2018		52,304	52,213
Freddie Mac, 5.085%, 3/25/2019		589,000	593,645
Freddie Mac, 1.883%, 5/25/2019		1,228,648	1,221,795
Freddie Mac, 3.32%, 7/25/2020		32,973	33,018
Freddie Mac, 3.064%, 8/25/2024		4,167,292	4,123,070
Freddie Mac, 2.673%, 3/25/2026		3,500,000	3,338,465
Freddie Mac, 3.243%, 4/25/2027		3,496,000	3,436,691
Freddie Mac, 3.117%, 6/25/2027		1,483,189	1,443,621
Freddie Mac, 3.194%, 7/25/2027		4,864,000	4,759,928
Freddie Mac, 3.244%, 8/25/2027		4,271,000	4,191,906
Freddie Mac, 3.187%, 9/25/2027		1,792,000	1,748,939
Freddie Mac, 3.286%, 11/25/2027		2,576,000	2,531,040
Freddie Mac, 3.35%, 1/25/2028		2,733,000	2,696,282
Freddie Mac, 5.5%, 7/01/2037		69,030	74,209
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		3,161,439	3,312,754
Freddie Mac, 5%, 7/01/2041		1,637,987	1,755,131

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.5%, 1/01/2047		$2,748,261	$ 2,726,066
Ginnie Mae, 5%, 5/15/2040		538,746	565,946
Ginnie Mae, 3.5%, 6/20/2043		1,499,114	1,511,846
			$ 63,929,145
Municipals – 0.1%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027		$100,000	$ 103,528
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, AGM, 4.65%, 8/15/2030		992,000	1,038,663
Puerto Rico Electric Power Authority Rev., “PP”, 5%, 7/01/2022		425,000	427,920
			$ 1,570,111
Natural Gas - Distribution – 0.1%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$1,037,000	$ 977,108
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		1,440,000	1,425,600
			$ 2,402,708
Network & Telecom – 0.3%
AT&T, Inc., 4.25%, 6/01/2043	GBP	500,000	$ 682,054
AT&T, Inc., 4.75%, 5/15/2046		$983,000	901,313
British Telecommunications PLC, 3.125%, 11/21/2031	GBP	700,000	890,398
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	900,000	1,057,336
Empresa Nacional de Telecomunicaciones S.A., 4.75%, 8/01/2026 (n)		$3,399,000	3,313,823
			$ 6,844,924
Oil Services – 0.1%
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		$1,380,000	$ 1,337,863
Oils – 0.2%
Marathon Petroleum Corp., 3.4%, 12/15/2020		$524,000	$ 525,705
Marathon Petroleum Corp., 3.625%, 9/15/2024		1,138,000	1,120,216
Neste Oyj, 1.5%, 6/07/2024	EUR	900,000	1,068,485
Phillips 66, 4.875%, 11/15/2044		$750,000	782,959
			$ 3,497,365
Other Banks & Diversified Financials – 0.3%
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	600,000	$ 737,122
BPCE S.A., 4.5%, 3/15/2025 (n)		$300,000	294,548
BPCE S.A., 5.25%, 4/16/2029	GBP	700,000	1,040,667
Citizens Bank N.A., 2.55%, 5/13/2021		$848,000	825,394
Citizens Financial Group, Inc., 2.375%, 7/28/2021		1,005,000	967,751
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	800,000	1,045,130
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		550,000	783,142
UniCredit S.p.A., 1%, 1/18/2023	EUR	1,650,000	1,845,723
			$ 7,539,477
Pharmaceuticals – 0.1%
Celgene Corp., 2.875%, 8/15/2020		$2,203,000	$ 2,185,913
Gilead Sciences, Inc., 2.35%, 2/01/2020		661,000	654,083
			$ 2,839,996
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$1,249,000	$ 1,243,926
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	1,100,000	$ 1,236,371

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$669,000	$ 649,995
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	1,650,000	2,015,680
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		1,256,000	1,433,095
			$ 4,098,770
Retailers – 0.2%
Best Buy Co., Inc., 5.5%, 3/15/2021		$1,974,000	$ 2,062,351
Home Depot, Inc., 2.625%, 6/01/2022		1,400,000	1,381,296
Home Depot, Inc., 3%, 4/01/2026		916,000	876,812
Home Depot, Inc., 4.875%, 2/15/2044		500,000	557,801
			$ 4,878,260
Specialty Stores – 0.1%
Richemont International S.A., 1.5%, 3/26/2030	EUR	1,100,000	$ 1,302,338
Supermarkets – 0.1%
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	750,000	$ 871,489
Esselunga S.p.A., 1.875%, 10/25/2027		650,000	752,377
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	725,000	594,017
			$ 2,217,883
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	600,000	$ 449,912
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		440,000	353,791
International Finance Corp., 3.25%, 7/22/2019		635,000	476,467
			$ 1,280,170
Telecommunications - Wireless – 0.2%
American Tower Corp., REIT, 3.5%, 1/31/2023		$502,000	$ 493,471
American Tower Corp., REIT, 4%, 6/01/2025		1,250,000	1,234,878
American Tower Corp., REIT, 1.95%, 5/22/2026	EUR	670,000	789,061
Crown Castle International Corp., 2.25%, 9/01/2021		$1,466,000	1,404,783
Crown Castle International Corp., 3.7%, 6/15/2026		515,000	487,299
SBA Tower Trust, 2.898%, 10/15/2044 (n)		588,000	584,029
Vodafone Group PLC, 4.125%, 5/30/2025		625,000	625,065
			$ 5,618,586
Telephone Services – 0.0%
TELUS Corp., 5.05%, 7/23/2020	CAD	734,000	$ 589,068
Tobacco – 0.1%
B.A.T. Capital Corp., 3.557%, 8/15/2027 (n)		$1,070,000	$ 1,011,895
B.A.T. International Finance PLC, 0.875%, 10/13/2023	EUR	750,000	875,163
Imperial Brands Finance PLC, 1.375%, 1/27/2025		550,000	637,358
Reynolds American, Inc., 8.125%, 6/23/2019		$434,000	453,633
Reynolds American, Inc., 4.45%, 6/12/2025		255,000	259,042
			$ 3,237,091
Transportation - Services – 0.2%
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	700,000	$ 814,991
Compagnie Financiere et Industrielle des Autoroutes S.A., 0.75%, 9/09/2028		900,000	995,356
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$627,000	778,724
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	700,000	807,750
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	375,000	602,622
Transurban Finance Co., 1.75%, 3/29/2028	EUR	1,050,000	1,221,267
			$ 5,220,710

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.09%, 10/01/2025		$18,209	$ 18,670
Small Business Administration, 5.21%, 1/01/2026		229,524	236,636
Small Business Administration, 5.31%, 5/01/2027		165,741	172,269
Small Business Administration, 2.22%, 3/01/2033		777,855	741,722
			$ 1,169,297
U.S. Treasury Obligations – 6.8%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$3,814,000	$ 4,592,443
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		10,341,600	12,667,652
U.S. Treasury Bonds, 3.625%, 2/15/2044		10,485,000	11,489,267
U.S. Treasury Bonds, 2.875%, 11/15/2046		5,298,000	5,087,115
U.S. Treasury Bonds, 3%, 5/15/2047		9,932,000	9,768,665
U.S. Treasury Notes, 2%, 1/31/2020 (f)		18,287,000	18,126,275
U.S. Treasury Notes, 1.375%, 4/30/2020		48,993,000	47,932,761
U.S. Treasury Notes, 2%, 11/30/2022		7,250,000	7,006,445
U.S. Treasury Notes, 2.125%, 12/31/2022		6,040,000	5,862,575
U.S. Treasury Notes, 2.75%, 5/31/2023		2,960,600	2,948,457
U.S. Treasury Notes, 2.375%, 8/15/2024		3,462,300	3,361,136
U.S. Treasury Notes, 2.875%, 5/31/2025		7,300,000	7,277,473
U.S. Treasury Notes, 2.75%, 2/15/2028		11,294,000	11,091,502
U.S. Treasury Notes, 2.875%, 5/15/2028		5,380,000	5,338,809
			$ 152,550,575
Utilities - Electric Power – 0.9%
Duke Energy Corp., 2.65%, 9/01/2026		$1,361,000	$ 1,235,582
Duke Energy Florida LLC, 3.2%, 1/15/2027		2,500,000	2,403,713
EDP Finance B.V., 2%, 4/22/2025	EUR	500,000	604,760
Emera U.S. Finance LP, 2.7%, 6/15/2021		$339,000	330,873
Emera U.S. Finance LP, 3.55%, 6/15/2026		387,000	366,834
Enel Finance International N.V., 5.625%, 8/14/2024	GBP	400,000	609,064
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	1,200,000	1,339,268
Enel Finance International N.V., 4.75%, 5/25/2047 (n)		$1,740,000	1,707,083
Enersis Americas S.A., 4%, 10/25/2026		3,133,000	3,000,004
Exelon Corp., 3.497%, 6/01/2022		636,000	629,390
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	700,000	1,078,508
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$1,540,000	1,485,803
PPL Capital Funding, Inc., 5%, 3/15/2044		331,000	345,327
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)		189,000	196,268
Progress Energy, Inc., 7.05%, 3/15/2019		460,000	471,819
Public Service Enterprise Group, 2%, 11/15/2021		1,750,000	1,665,909
Virginia Electric & Power Co., 3.5%, 3/15/2027		2,000,000	1,959,260
			$ 19,429,465
Total Bonds			$ 840,155,858
Preferred Stocks – 0.6%
Consumer Products – 0.6%
Henkel AG & Co. KGaA		96,653	$ 12,121,522
Convertible Preferred Stocks – 0.1%
Utilities - Electric Power – 0.1%
NextEra Energy, Inc., 6.123%		15,054	$ 861,841
NextEra Energy, Inc., 6.371%		18,726	1,395,087
Total Convertible Preferred Stocks			$ 2,256,928
Investment Companies (h) – 3.4%
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 1.98% (v)		76,256,422	$ 76,248,797

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Collateral for Securities Loaned – 0.8%
JPMorgan U.S. Government Money Market Fund, 1.82% (j)	18,416,161	$ 18,416,161

Other Assets, Less Liabilities – (0.3)%		(6,448,682)
Net Assets – 100.0%		$2,257,376,281
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $76,248,797 and $2,187,576,166, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $62,025,397, representing 2.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Chesapeake Funding II LLC, 2016-2A, “A2”, FLR, 3.072% (LIBOR-1mo. + 1%), 6/15/2028	6/14/16	$753,221	$755,700
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	2,569,000	2,553,465
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	544,347	498,319
Republic of Indonesia, 2.15%, 7/18/2024	7/11/17	730,213	759,937
Total Restricted Securities			$4,567,421
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate.
NATL	National Public Finance Guarantee Corp.
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona

Portfolio of Investments (unaudited) – continued
SGD	Singapore Dollar
THB	Thailand Baht
ZAR	South African Rand
Derivative Contracts at 7/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CAD	1,779,000	USD	1,359,330	JPMorgan Chase Bank N.A.	10/17/2018	$10,070
CHF	5,270,000	USD	5,345,014	JPMorgan Chase Bank N.A.	10/17/2018	13,320
CZK	12,895,000	USD	588,814	Goldman Sachs International	9/05/2018	1,613
DKK	19,214,598	USD	3,030,502	JPMorgan Chase Bank N.A.	10/17/2018	3,227
EUR	1,425,082	USD	1,672,389	Deutsche Bank AG	10/17/2018	3,740
EUR	4,580,832	USD	5,383,027	Goldman Sachs International	10/17/2018	4,776
MXN	45,128,885	USD	2,377,156	JPMorgan Chase Bank N.A.	10/17/2018	13,269
NOK	13,125,801	USD	1,610,697	JPMorgan Chase Bank N.A.	10/17/2018	3,353
PLN	5,974,803	USD	1,625,858	Goldman Sachs International	10/17/2018	10,968
RUB	50,020,000	USD	788,432	JPMorgan Chase Bank N.A.	9/10/2018	8,584
SEK	33,311,844	USD	3,797,193	Deutsche Bank AG	10/17/2018	13,816
SGD	2,292,000	USD	1,683,503	Royal Bank of Scotland Group PLC	10/17/2018	2,786
USD	1,000,248	EUR	850,000	Citibank N.A.	10/17/2018	509
USD	2,304,950	EUR	1,957,792	Deutsche Bank AG	10/17/2018	2,269
USD	905,131	GBP	686,379	Merrill Lynch International	10/17/2018	1,236
USD	2,248,091	INR	154,862,000	JPMorgan Chase Bank N.A.	9/14/2018	2,170
						$ 95,706
Liability Derivatives
EUR	3,085,288	USD	3,632,565	Brown Brothers Harriman	10/17/2018	$(3,765)
EUR	2,734,691	USD	3,223,232	JPMorgan Chase Bank N.A.	10/17/2018	(6,790)
EUR	8,500,114	USD	10,001,319	Morgan Stanley Capital Services, Inc.	9/18/2018	(25,991)
IDR	67,733,758,000	USD	4,825,717	Barclays Bank PLC	9/07/2018	(148,701)
ILS	2,402,000	USD	662,142	Barclays Bank PLC	10/17/2018	(4,553)
INR	154,862,000	USD	2,259,440	JPMorgan Chase Bank N.A.	8/03/2018	(1,782)
JPY	8,142,793,770	USD	73,600,189	JPMorgan Chase Bank N.A.	10/17/2018	(388,526)
KRW	5,363,620,000	USD	4,969,398	Barclays Bank PLC	8/20/2018	(172,889)
KRW	6,574,523,000	USD	6,085,549	JPMorgan Chase Bank N.A.	8/20/2018	(206,170)
THB	93,457,750	USD	2,821,622	JPMorgan Chase Bank N.A.	9/13/2018	(4,122)
USD	21,360,871	AUD	28,757,230	JPMorgan Chase Bank N.A.	10/17/2018	(11,300)
USD	19,305,597	CAD	25,364,659	Merrill Lynch International	10/17/2018	(219,068)
USD	2,271,730	EUR	1,939,000	Deutsche Bank AG	10/17/2018	(8,849)
USD	1,080,889	GBP	828,000	JPMorgan Chase Bank N.A.	10/17/2018	(9,507)
USD	2,241,783	IDR	32,696,401,000	JPMorgan Chase Bank N.A.	9/07/2018	(15,904)
USD	2,242,362	INR	154,862,000	JPMorgan Chase Bank N.A.	8/03/2018	(15,296)
USD	13,211,180	NZD	19,431,778	Goldman Sachs International	10/17/2018	(33,875)
USD	22,648	ZAR	305,067	Barclays Bank PLC	10/17/2018	(291)
						$(1,277,379)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro-Bund 10 yr	Short	EUR	69	$13,037,106	September – 2018	$6,331
U.S. Treasury Note 10 yr	Short	USD	35	4,179,766	September – 2018	34,874

Portfolio of Investments (unaudited) – continued
Futures Contracts − continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
Interest Rate Futures − continued
U.S. Treasury Note 5 yr	Short	USD	180	$20,362,500	September – 2018	$69,677
U.S. Treasury Ultra Note 10 yr	Short	USD	336	42,708,750	September – 2018	384,416
						$ 495,298
Liabilitiy Derivatives
Interest Rate Futures
Canadian Treasury Bond 10 yr	Long	CAD	52	$5,387,277	September – 2018	$(114,929)
U.S. Treasury Note 2 yr	Long	USD	343	72,501,625	September – 2018	(141,273)
						$(256,202)
At July 31, 2018, the fund had cash collateral of $70,000 and other liquid securities with an aggregate value of $857,038 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$712,597,146	$—	$—	$712,597,146
Switzerland	109,135,328	—	—	109,135,328
Japan	99,547,108	—	—	99,547,108
United Kingdom	89,700,207	—	—	89,700,207
France	65,445,834	—	—	65,445,834
Canada	49,243,161	—	—	49,243,161
Germany	42,194,753	—	—	42,194,753
Taiwan	30,808,637	—	—	30,808,637
Netherlands	30,104,771	—	—	30,104,771
Other Countries	93,829,718	6,397,484	—	100,227,202
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	153,719,872	—	153,719,872
Non-U.S. Sovereign Debt	—	349,077,241	—	349,077,241
Municipal Bonds	—	1,570,111	—	1,570,111
U.S. Corporate Bonds	—	134,020,359	—	134,020,359
Residential Mortgage-Backed Securities	—	63,929,145	—	63,929,145
Commercial Mortgage-Backed Securities	—	11,180,861	—	11,180,861
Asset-Backed Securities (including CDOs)	—	18,949,752	—	18,949,752
Foreign Bonds	—	107,708,517	—	107,708,517
Mutual Funds	94,664,958	—	—	94,664,958
Total	$1,417,271,621	$846,553,342	$—	$2,263,824,963
Other Financial Instruments
Futures Contracts - Assets	$495,298	$—	$—	$495,298
Futures Contracts - Liabilities	(256,202)	—	—	(256,202)
Forward Foreign Currency Exchange Contracts - Assets	—	95,706	—	95,706
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,277,379)	—	(1,277,379)
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $99,303,573 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	222,231,761	322,738,789	(468,714,128)	76,256,422
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(15,192)	$(3,526)	$—	$1,514,212	$76,248,797

Supplemental Information (unaudited) – continued
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2018, are as follows:
United States	52.6%
Japan	8.4%
United Kingdom	6.0%
Switzerland	5.4%
France	4.4%
Canada	4.0%
Germany	2.8%
Spain	2.1%
Australia	2.0%
Other Countries	12.3%
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Quarterly Report
July 31, 2018
MFS®  Utilities Fund

Portfolio of Investments
7/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 93.3%
Cable TV – 4.1%
Altice USA, Inc.	2,505,006	$ 42,910,753
Comcast Corp., “A”	1,949,664	69,758,978
NOS, SGPS, S.A.	4,494,391	26,182,981
		$ 138,852,712
Energy - Independent – 2.0%
Targa Resources Corp.	461,969	$ 23,592,757
Western Gas Equity Partners LP	1,211,942	44,563,107
		$ 68,155,864
Natural Gas - Distribution – 4.0%
China Resources Gas Group Ltd.	11,470,000	$ 54,361,228
NiSource, Inc.	767,533	20,094,014
Sempra Energy	530,411	61,310,208
		$ 135,765,450
Natural Gas - Pipeline – 15.1%
APA Group	3,056,641	$ 21,914,487
Cheniere Energy, Inc. (a)	940,671	59,732,608
Enbridge, Inc.	1,900,976	67,513,619
Energy Transfer Partners LP	1,047,408	21,953,672
Enterprise Products Partners LP	2,992,563	86,784,327
EQT GP Holdings LP	153,045	3,396,069
EQT Midstream Partners LP	838,173	42,906,076
Kinder Morgan, Inc.	1,240,113	22,049,209
Plains All American Pipeline LP	1,395,448	34,579,201
SemGroup Corp., “A”	439,628	11,056,644
TransCanada Corp.	1,644,463	73,965,123
Williams Cos., Inc.	1,396,217	41,537,456
Williams Partners LP	446,651	20,112,695
		$ 507,501,186
Pollution Control – 0.3%
Covanta Holding Corp.	587,181	$ 10,569,258
Telecommunications - Wireless – 6.2%
Advanced Info Service PLC	2,818,300	$ 17,111,410
American Tower Corp., REIT	563,047	83,466,087
Cellnex Telecom S.A.U.	1,481,271	39,336,541
KDDI Corp.	686,600	19,115,376
Millicom International Cellular S.A. SDR	211,556	13,545,628
Mobile TeleSystems PJSC, ADR	2,231,652	19,571,588
Vodafone Group PLC	6,975,091	17,028,589
		$ 209,175,219
Telephone Services – 7.4%
Com Hem Holding AB	4,777,110	$ 85,404,977
France Telecom	1,940,655	33,165,891
Hellenic Telecommunications Organization S.A.	2,210,925	28,697,331
PT XL Axiata Tbk (a)	75,827,725	14,460,905
Royal KPN N.V. (l)	10,496,094	30,377,178
Telefonica Brasil S.A., ADR	1,444,510	15,947,390
Telesites S.A.B. de C.V. (a)	10,872,500	8,038,688
TELUS Corp.	946,011	34,579,562
		$ 250,671,922
1

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Utilities - Electric Power – 53.5%
AES Corp.	3,072,388	$ 41,047,104
American Electric Power Co., Inc.	1,384,743	98,510,617
Avangrid, Inc.	408,169	20,432,940
CenterPoint Energy, Inc.	1,372,459	39,087,632
China Longyuan Electric Power Group Corp.	13,693,000	12,752,604
CMS Energy Corp.	229,894	11,113,076
Dominion Energy, Inc.	292,519	20,976,538
Duke Energy Corp.	836,685	68,290,230
Edison International	868,345	57,857,827
EDP Renovaveis S.A.	17,785,924	183,646,076
Emera, Inc. (l)	1,049,165	33,994,930
Enel S.p.A	16,222,342	90,484,970
Enersis Americas S.A., ADR	1,961,387	17,201,364
Engie Brasil Energia S.A.	1,503,700	14,979,709
Entergy Corp.	597,749	48,585,039
Equatorial Energia S.A.	306,200	4,996,869
Evergy, Inc.	879,366	49,323,639
Eversource Energy	266,745	16,196,756
Exelon Corp.	4,222,571	179,459,268
Iberdrola S.A.	9,354,804	72,744,616
NextEra Energy Partners LP	1,030,133	48,488,360
NextEra Energy, Inc.	783,002	131,184,155
NRG Energy, Inc.	2,335,280	73,958,318
NRG Yield, Inc., “A”	1,416,497	26,176,865
NRG Yield, Inc., “C”	384,649	7,154,471
NTPC Ltd.	7,549,039	17,043,776
PG&E Corp.	1,243,975	53,590,443
PPL Corp.	3,905,581	112,363,565
Public Service Enterprise Group, Inc.	694,400	35,803,264
RWE AG	1,475,188	38,709,248
Southern Co.	1,055,803	51,312,026
SSE PLC	3,500,314	57,429,213
Vistra Energy Corp. (a)	2,739,076	61,903,118
Xcel Energy, Inc.	152,913	7,165,503
		$ 1,803,964,129
Utilities - Water – 0.7%
Companhia de Saneamento Basico do Estado de Sao Paulo	3,464,700	$ 23,077,692
Total Common Stocks		$3,147,733,432
Convertible Preferred Stocks – 4.6%
Natural Gas - Distribution – 1.2%
Sempra Energy, 6%	161,181	$ 16,490,428
Sempra Energy, 6.75%	153,825	15,779,368
South Jersey Industries, Inc., 7.25%	176,426	9,673,438
		$ 41,943,234
Utilities - Electric Power – 3.4%
Dominion Energy, Inc., 6.75%	694,186	$ 33,452,823
NextEra Energy, Inc., 6.123%	760,881	43,560,437
NextEra Energy, Inc., 6.371%	298,926	22,269,987
Vistra Energy Corp., 7%	159,765	14,714,357
		$ 113,997,604
Total Convertible Preferred Stocks		$ 155,940,838
2

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.8%
Money Market Funds – 1.8%
MFS Institutional Money Market Portfolio, 1.98% (v)	59,504,936	$ 59,498,986
Collateral for Securities Loaned – 1.3%
JPMorgan U.S. Government Money Market Fund, 1.82% (j)	44,324,800	$ 44,324,800

Other Assets, Less Liabilities – (1.0)%		(33,427,505)
Net Assets – 100.0%		$3,374,070,551
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $59,498,986 and $3,347,999,070, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
Derivative Contracts at 7/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	140,932	USD	165,562	Citibank N.A.	10/17/2018	$198
EUR	1,109,221	USD	1,304,066	Goldman Sachs International	10/17/2018	558
USD	12,833,035	EUR	10,895,398	Deutsche Bank AG	10/17/2018	18,275
USD	7,184,055	EUR	6,099,415	HSBC Bank	10/17/2018	10,152
USD	219,854,992	EUR	186,691,013	JPMorgan Chase Bank N.A.	10/17/2018	275,995
USD	104,177,529	EUR	88,540,407	Morgan Stanley Capital Services, Inc.	9/18/2018	270,728
USD	229,166	GBP	173,698	BNP Paribas S.A.	10/17/2018	421
USD	49,345,819	GBP	37,419,908	Merrill Lynch International	10/17/2018	67,370
						$ 643,697
Liability Derivatives
EUR	1,099,360	USD	1,294,997	Citibank N.A.	10/17/2018	$(1,970)
USD	128,105,146	CAD	168,310,946	Merrill Lynch International	10/17/2018	(1,453,655)
						$(1,455,625)
At July 31, 2018, the fund had cash collateral of $1,119,000 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
7/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).
4

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of July 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,116,294,708	$—	$—	$2,116,294,708
Canada	210,053,234	—	—	210,053,234
Portugal	209,829,057	—	—	209,829,057
Spain	112,081,157	—	—	112,081,157
Sweden	98,950,605	—	—	98,950,605
Italy	90,484,970	—	—	90,484,970
United Kingdom	74,457,802	—	—	74,457,802
China	67,113,833	—	—	67,113,833
Brazil	59,001,661	—	—	59,001,661
Other Countries	248,295,833	17,111,410	—	265,407,243
Mutual Funds	103,823,786	—	—	103,823,786
Total	$3,390,386,646	$17,111,410	$—	$3,407,498,056
Other Financial Instruments
Forward Foreign Currency Exchange Contracts - Assets	$—	$643,697	$—	$643,697
Forward Foreign Currency Exchange Contracts - Liabilities	—	(1,455,625)	—	(1,455,625)
For further information regarding security characteristics, see the Portfolio of Investments.
Of the level 1 investments presented above, equity investments amounting to $41,029,864 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued using other observable market-based inputs. The fund's policy is to recognize transfers between the levels as of the end of the period.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	82,914,516	491,302,467	(514,712,047)	59,504,936
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(10,968)	$73	$—	$558,495	$59,498,986

(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of July 31, 2018, are as follows:
United States	64.9%
Canada	6.2%
Portugal	6.2%
Spain	3.3%
Sweden	2.9%
Italy	2.7%
United Kingdom	2.2%
China	2.0%
Brazil	1.7%
Other Countries	7.9%
5

Supplemental Information (unaudited) – continued
The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
6

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VI

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: September 17, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: September 17, 2018

*	Print name and title of each signing officer under his or her signature.